Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 28, 2020	Sep. 26, 2019
Accounting Policies [Abstract]
Allowance for doubtful account						$ 0	$ 0
Weighted average number of common stock, anti-dilutive		5,969,630	5,150,000	5,969,630	5,150,000	4,029,433	100,000
Research and Development		$ 287,665	$ 148,959	$ 307,392	$ 250,237	$ 554,701	$ 224,933
Share Price	$ 0.07							$ 0.53	$ 0.10
Stock Issued During Period, Shares, Acquisitions	171,000
Furniture and equipment Useful Life						5 years
Loss in investment						$ (27,490)